DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF THE BUSINESS
DESCRIPTION OF THE BUSINESS
1.	DESCRIPTION OF THE BUSINESS

Getty Images Holdings, Inc. (the “Company” or “Getty Images”) is a preeminent global visual content creator and marketplace. Through Getty Images, iStock, and Unsplash, the Company offers a full range of content, with over 520 million assets available through its industry-leading sites. The Company services businesses in almost every country in the world with websites in 23 languages bringing content to media outlets, advertising agencies and corporations and, increasingly, serving individual creators and prosumers.

On July 22, 2022 (the “Closing Date”), the Company consummated the transactions in the Business Combination Agreement, dated December 9, 2021 (the “Business Combination Agreement” and the consummation of such transactions, the “Closing”), by and among CC Neuberger Principal Holdings II, a Cayman Islands exempted company (“CCNB”), the Company (at such time, Vector Holding, LLC, a Delaware limited liability company and wholly-owned subsidiary of CCNB), Vector Domestication Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“Domestication Merger Sub”), Vector Merger Sub 1, LLC, a Delaware limited liability company and a wholly-owned subsidiary of CCNB (“G Merger Sub 1”), Vector Merger Sub 2, LLC, a Delaware limited liability company and a wholly-owned subsidiary of CCNB (“G Merger Sub 2”), Griffey Global Holdings, Inc., a Delaware corporation (“Legacy Getty”), and Griffey Investors, L.P., a Delaware limited partnership (the “Partnership”). On the day prior to the Closing Date, the Company statutorily converted from a Delaware limited liability company to a Delaware corporation (the “Statutory Conversion”). On the Closing Date, CCNB merged with and into Domestication Merger Sub, with Domestication Merger Sub surviving the merger as a wholly-owned direct subsidiary of the Company (the “Domestication Merger”). Following the Domestication Merger on the Closing Date, G Merger Sub 1 merged with and into Legacy Getty, with Legacy Getty surviving the merger as an indirect wholly-owned subsidiary of the Company (the “First Getty Merger”). Immediately after the First Getty Merger, Legacy Getty merged with and into G Merger Sub 2 with G Merger Sub 2 surviving the merger as an indirect wholly-owned subsidiary of the Company (the “Second Getty Merger” and together with the First Getty Merger, the “Getty Mergers” and, together with the Statutory Conversion and the Domestication Merger, the “Business Combination”). See “Note 3 — Business Combination” for further details.

Legacy Getty was incorporated in Delaware on September 25, 2012, and in October of the same year, indirectly acquired Getty Images, Inc.